Capital stock (Tables)	9 Months Ended
May 31, 2026
Capital stock
Summary of issued capital

	As at	As at
	May 31,	August 31,
	2026	2025
	$	$
350,295 Voting Common Shares [August 31, 2025 – 12,279]	76,123,689	67,116,420
1 Pre-Funded Warrant [August 31, 2025 – 1]	28,252	28,252
	76,151,941	67,144,672